Investments and Assets and Liabilities Held for Sale - Net Cash Flow (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and Liabilities Held for Sale [line items]
Operating activities	R$ 20,999	R$ 243,293	R$ 213,488
Investing activities	(86,877)	(200,316)	(166,718)
Financing activities	1,708	10,627	(63,480)
Net cash generated/(used)	(64,170)	53,604	(16,710)
Assets and liabilities classified as held for sale [member] | CGR Dona Juana S.A. ESP [member]
Assets and Liabilities Held for Sale [line items]
Operating activities	22,274	27,404	26,477
Investing activities	(15,911)	(17,675)	(14,216)
Financing activities	(3,562)	(8,053)	(13,115)
Net cash generated/(used)	R$ 2,801	R$ 1,676	R$ (854)